PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	4	12
Vehicle fleet	3	12
Furniture and office equipment	4	10
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2018	317	1,488	2,533	1,214	129	183	339	6,203
Adjustment for adoption of IFRS 16(A)	—	183	—	—	107	32	—	322
Additions	2	67	158	119	66	29	187	628
Disposals	(6)	(49)	(102)	(137)	(14)	(14)	—	(322)
Transfers and reclassifications	—	51	191	—	1	2	(245)	—
Currency translation adjustments	3	15	25	14	2	2	(2)	59
As at 31 December 2019	316	1,755	2,805	1,210	291	234	279	6,890
Additions	18	89	112	46	64	16	77	422
Disposals	(12)	(32)	(81)	(86)	(69)	(107)	(1)	(388)
Transfers and reclassifications	1	49	173	—	—	4	(227)	—
Currency translation adjustments	(6)	(15)	(34)	(15)	(3)	(3)	(3)	(79)
As at 31 December 2020	317	1,846	2,975	1,155	283	144	125	6,845
Accumulated depreciation:
As at 31 December 2018	—	(467)	(978)	(670)	(84)	(116)	—	(2,315)
Depreciation expense	—	(106)	(223)	(158)	(64)	(36)	—	(587)
Disposals	—	14	72	136	6	13	—	241
Currency translation adjustments	—	2	(6)	(17)	(1)	(2)	—	(24)
As at 31 December 2019	—	(557)	(1,135)	(709)	(143)	(141)	—	(2,685)
Depreciation expense	—	(117)	(297)	(159)	(62)	(30)	—	(665)
Disposals	—	15	79	86	63	84	—	327
Currency translation adjustments	—	8	16	10	1	3	—	38
As at 31 December 2020	—	(651)	(1,337)	(772)	(141)	(84)	—	(2,985)
Net book value:
As at 31 December 2018	317	1,021	1,555	544	45	67	339	3,888
As at 31 December 2019	316	1,198	1,670	501	148	93	279	4,205
As at 31 December 2020	317	1,195	1,638	383	142	60	125	3,860
(A)The Group adopted IFRS 16, “Leases” on a modified retrospective basis. The Group has not restated its 2018 financial statements as permitted under the specific transitional provisions in the standard. The impact from the new leasing standard is therefore recognised in the opening balance sheet on 1 January 2019.

Disclosure of right to use asset
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2020	31 December 2019
	€ million	€ million
Buildings and improvements	202	188
Vehicle fleet	137	140
Machinery, equipment and containers	19	23
Furniture and office equipment	6	33
Total	364	384
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Buildings and improvements	37	39
Vehicle fleet	61	62
Machinery, equipment and containers	8	5
Furniture and office equipment	11	18
Total	117	124